Appendix 1 - Major Subsidiaries of CSI (Details)	12 Months Ended
Dec. 31, 2013
CSI Solartronics (Changshu) Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI Solar Technologies Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI Solar Manufacture Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Manufacturing (Luoyang) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Manufacturing (Changshu) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI Cells Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar (USA) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI Project Consulting GmbH
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	70.00%
Canadian Solar Japan K.K.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	90.67%
Canadian Solar Solutions Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI Solar Power (China) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar EMEA GmbH
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar (Australia) Pty., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar International Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar O&M (Ontario) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Suzhou Sanysolar Materials Technology Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	80.00%
Canadian Solar South East Asia Pte., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Manufacturing (Suzhou) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	61.00%
Canadian Solar South Africa Pty., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Brasil Servicos De Consultoria EM Energia Solar Ltda.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Middle East Limited
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solartronics (Suzhou) Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar (Thailand) Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Component Corporation
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%